Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Restructuring Cost And Reserve [Line Items]
Summary of Restructuring Charges Recorded in Component of Costs and Expenses

The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2020	June 30, 2020
Operations and support	$197	$621
Marketing	170	508
Product development	534	1,603
General and administrative	258	507
Total restructuring charges	$1,159	$3,239

The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

Year Ended December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763